Becker Value Equity Fund
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Communication Services - 5.5%
Alphabet, Inc. - Class A	7,415	$1,512,808
Verizon Communications, Inc.	47,475	1,870,040
Walt Disney Co.	18,415	2,082,000
		5,464,848

Consumer Discretionary - 7.9%
Amazon.com, Inc. (a)	9,685	2,301,931
AutoZone, Inc. (a)	550	1,842,615
Home Depot, Inc.	7,191	2,962,548
NIKE, Inc. - Class B	9,255	711,710
		7,818,804

Consumer Staples - 5.5%
Diageo PLC - ADR	8,260	990,952
Procter & Gamble Co.	8,510	1,412,575
Sysco Corp.	28,450	2,074,574
Walmart, Inc.	10,174	998,680
		5,476,781

Energy - 6.6%
Chevron Corp.	7,827	1,167,710
Exxon Mobil Corp.	17,406	1,859,483
Kinder Morgan, Inc.	88,624	2,435,388
Shell PLC - ADR	15,346	1,010,534
		6,473,115

Financials - 22.3%
Berkshire Hathaway, Inc. - Class B (a)	7,520	3,524,398
Blackrock, Inc.	3,135	3,371,692
Charles Schwab Corp.	35,730	2,955,586
Chubb Ltd.	9,310	2,531,203
Goldman Sachs Group, Inc.	3,614	2,314,406
JPMorgan Chase & Co.	15,265	4,080,334
PayPal Holdings, Inc. (a)	27,010	2,392,546
US Bancorp	18,540	885,841
		22,056,006

Health Care - 13.7%
Baxter International, Inc.	44,480	1,448,269
Johnson & Johnson	12,875	1,958,931
Koninklijke Philips NV (a)	36,389	1,003,609
McKesson Corp.	3,370	2,004,307
Merck & Co., Inc.	9,225	911,614
Molina Healthcare, Inc. (a)	3,340	1,036,769
Pfizer, Inc.	37,990	1,007,495
Quest Diagnostics, Inc.	6,078	991,322
Sanofi SA - ADR	41,125	2,234,733
Teleflex, Inc.	5,215	939,952
		13,537,001

Industrials - 12.5%
Carrier Global Corp.	34,665	2,266,398
Eaton Corp. PLC	5,925	1,934,157
Embraer SA - ADR (a)	31,940	1,308,582
General Dynamics Corp.	5,710	1,467,356
Honeywell International, Inc.	7,545	1,687,967
RTX Corp.	20,951	2,701,631
Timken Co.	12,975	1,041,503
		12,407,594

Information Technology - 12.8%
Adobe, Inc. (a)	1,900	831,155
Apple, Inc.	7,965	1,879,740
Cisco Systems, Inc.	54,045	3,275,127
Intel Corp.	34,180	664,117
Microsoft Corp.	4,480	1,859,469
QUALCOMM, Inc.	11,035	1,908,283
Salesforce, Inc.	6,495	2,219,341
		12,637,232

Materials - 5.9%
Air Products and Chemicals, Inc.	8,275	2,774,277
Methanex Corp.	24,680	1,288,296
Newmont Corp.	41,600	1,777,152
		5,839,725

Utilities - 5.3%
FirstEnergy Corp.	66,876	2,661,665
Southern Co.	30,620	2,570,549
		5,232,214
TOTAL COMMON STOCKS (Cost $60,781,430)		96,943,320

SHORT-TERM INVESTMENTS - 2.1%		Value
Money Market Funds - 2.1%	Shares
First American Treasury Obligations Fund - Class X, 4.28% (b)	2,042,400	2,042,400
TOTAL SHORT-TERM INVESTMENTS (Cost $2,042,400)		2,042,400

TOTAL INVESTMENTS - 100.1% (Cost $62,823,830)		98,985,720
Liabilities in Excess of Other Assets - (0.1)%		(51,738)
TOTAL NET ASSETS - 100.0%		$98,933,982
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Becker Value Equity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$96,943,320	$–	$–	$96,943,320
Money Market Funds	2,042,400	–	–	2,042,400
Total Investments	$98,985,720	$–	$–	$98,985,720

Refer to the Schedule of Investments for further disaggregation of investment categories.